Leases - Schedule of Operating and Finance Lease (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating leases
Operating leases	$ 252	$ 251
Finance leases	95	61
Total right-of-use assets	347	312
Lease liabilities [Abstract]
Current	101	70
Operating leases	52	54
Finance leases	49	16
Non-current	223	210
Operating leases	169	160
Finance leases	54	50
Total lease liabilities	$ 324	$ 280
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities	Other payables and accrued liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term debt	Short-term debt
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt